Note 11- Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Fair Value Measurement

Note 10. Fair Value Measurement

Fair value adjustments, net is comprised of the following (in thousands):

	Three Months Ended March 31,
	2026	2025
Loss on derivative contracts	$(10,335)	$(253)
Gain on sale of equity securities investments	23,675	—
Unrealized (loss) gain on equity securities investments	(19,285)	3,641
Total fair value adjustments, net	$(5,945)	$3,388

Accounting guidance has established a hierarchy for inputs used to measure assets and liabilities at fair value on a recurring basis. The three levels included in the hierarchy are:

Level 1: quoted prices in active markets for identical assets or liabilities;

Level 2: significant other observable inputs; and

Level 3: significant unobservable inputs.

The table below sets forth our assets and liabilities that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category (in thousands).

Description	Balance at March 31, 2026	Balance at December 31, 2025	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$587,550	$241,558	Level 1
Current and non-current investments:
Equity securities	178,049	107,486	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	215,534	170,230	Level 2
Restricted cash and cash equivalent balances:
Certificates of deposit and other deposits	1,172	1,174	Level 1
Derivative contracts - current and non-current derivative assets:
Foreign exchange contracts	384	1,127	Level 2
Metal forward contracts	16,363	15,840	Level 2
Gold-price contingent asset	3,254	—	Level 2

Liabilities:
Derivative contracts - current and non-current derivative liabilities:
Foreign exchange contracts	$1,318	$829	Level 2
Metal forward contracts	15,230	38,273	Level 2

Cash and cash equivalents consist primarily of money market funds which are carried at fair value.

Current and non-current restricted cash and cash equivalent balances consist primarily of certificates of deposit, U.S. Treasury securities, and other deposits and are valued at cost, which approximates fair value.

Our current and non-current investments consist of marketable equity securities of mining companies and mutual funds held by our SERP which are valued using quoted market prices for each security.

Trade accounts receivable from provisional concentrate sales are subject to final pricing and valued using quoted prices based on forward curves for the particular metals.

We use financially-settled forward contracts to manage exposure to changes in the exchange rate between USD and CAD, and the impact on CAD-denominated operating and capital costs incurred at our Keno Hill operation (see Note 9 for more information). The fair value of each contract represents the present value of the difference between the forward exchange rate for the contract settlement period as of the measurement date and the contract settlement exchange rate.

We use derivative contracts to (i) manage the exposure to changes in prices of silver, gold, zinc and lead contained in our concentrate shipments that have not reached final settlement and (ii) manage the exposure to changes in prices of gold, zinc and lead contained in our forecasted future sales (see Note 9 for more information). The fair value of each forward contract represents the present value of the difference between the forward metal price for the contract settlement period as of the measurement date and the contract settlement metal price.

The gold-price linked contingent assets were part of the consideration for the sale of Hecla Quebec to Orezone (see Note 2). The contingent assets are valued quarterly using an option pricing model with observable inputs.

At March 31, 2026, our Senior Notes were recorded at their carrying value of $262.1 million net of unamortized initial purchaser discount and issuance costs. The estimated fair value of our Senior Notes was $263.2 million at March 31, 2026. Quoted market prices, which are considered to be Level 1 inputs, are utilized to estimate fair values of the Senior Notes. The Credit Agreement, which we consider to be Level 1 in the fair value hierarchy, has a carrying and fair value of nil.

Note 12: Fair Value Measurement

Fair value adjustments, net is comprised of the following (in thousands):

	Year Ended December 31,
	2025	2024	2023
(Loss) gain on derivative contracts	$(43,568)	$(162)	$1,978
Unrealized gain (loss) on investments in equity securities	40,914	3,703	(243)
Gain on disposition or exchange of investments	10,986	—	—
Total fair value adjustments, net	$8,332	$3,541	$1,735

Accounting guidance has established a hierarchy for inputs used to measure assets and liabilities at fair value on a recurring basis. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels included in the hierarchy are:

Level 1: quoted prices in active markets for identical assets or liabilities;

Level 2: significant other observable inputs; and

Level 3: significant unobservable inputs.

The table below sets forth our assets and liabilities (in thousands) that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category. See Note 7 for information on the fair values of our defined benefit pension plan assets.

	Balance at December 31, 2025	Balance at December 31, 2024	Input Hierarchy Level
Assets:
Cash and cash equivalents:
Money market funds and other bank deposits	$241,558	$26,868	Level 1
Current and non-current investments:
Equity securities	107,486	33,158	Level 1
Trade accounts receivable:
Receivables from provisional concentrate sales	170,230	31,515	Level 2
Derivative contracts - other current assets and other non-current assets:
Metal forward contracts	15,840	18,039	Level 2
Foreign exchange contracts	1,127	—	Level 2
Restricted cash and cash equivalents balances:
Certificates of deposit and other deposits	1,174	1,177	Level 1

Liabilities
Derivative contracts - current and non-current derivative liabilities:
Metal forward contracts	$38,273	$—	Level 2
Foreign exchange contracts	829	10,176	Level 2

Cash and cash equivalents consist primarily of money market funds which are carried at fair value.

Current and non-current restricted cash and cash equivalents balances consist primarily of certificates of deposit, U.S. Treasury securities, and other deposits which are carried at fair value.

Our current and non-current investments consist of marketable equity securities of companies in the mining industry which are valued using quoted market prices for each security.

Trade accounts receivable include amounts due to us for shipments of concentrates, doré, metals sold from doré, and carbon material sold to customers. Revenues and the corresponding accounts receivable for sales of metals products are recorded when title and risk of loss transfer to the customer (generally at the time of ship loading, or at the time of arrival at the customer for trucked products). Sales of concentrates are recorded using estimated forward prices for the anticipated month of settlement applied to our estimate of payable metal quantities contained in each shipment. Sales are recorded net of estimated treatment and refining charges, which are also impacted by changes in metals prices and quantities of contained metals. We estimate the prices at which sales of our concentrates will be settled due to the time elapsed between shipment and final settlement with the customer. Receivables for previously recorded concentrate sales are adjusted to reflect estimated forward metals prices at the end of each period until final settlement by the customer. We obtain the forward metals prices used each period from a pricing service. Changes in metals prices between shipment and final settlement result in changes to revenues previously recorded upon shipment.

We use financially-settled forward contracts to manage exposure to changes in the exchange rate between the USD and CAD, and the impact on CAD-denominated operating and capital costs incurred at our Keno Hill development project (see Note 11 for more information). The contracts related to operating costs qualify for hedge accounting, while the contracts related to capital costs have not been designated as hedges. Unrealized gains and losses related to the effective portion of the contracts designated as hedges are included in accumulated other comprehensive loss, and unrealized gains and losses related to the contracts not designated as hedges and the ineffective portion of the contracts designated as hedges are included in earnings each period. The fair value of each contract represents the present value of the difference between the forward exchange rate for the contract settlement period as of the measurement date and the contract settlement exchange rate.

We use some combination of financially-settled forward contracts and commodity price collars to manage the exposure to changes in prices of silver, gold, zinc and lead contained in our concentrate shipments that have not reached final settlement. We also use financially-settled forward contracts, commodity price collars and silver put options to manage the exposure to changes in prices of silver, gold, lead and zinc contained in our forecasted future concentrate shipments (see Note 11 for more information). The derivative instruments for silver and gold contained in our concentrate shipments have not been designated as hedges and are marked-to-market through earnings each period. The fair value of each forward contract represents the present value of the difference between the forward metal price for the contract settlement period as of the measurement date and the contract settlement metal price.

At December 31, 2025, our Senior Notes were recorded at their carrying value of $261.9 million, net of unamortized initial purchaser discount and issuance costs. The estimated fair values of our Senior Notes were $264.7 million at December 31, 2025. Quoted prices, which we consider to be Level 1 inputs, are utilized to estimate the fair value of the Senior Notes. The credit agreement, which we consider to be Level 1 in the fair value hierarchy, has a carrying and fair value of nil as no amounts were drawn at December 31, 2025. See Note 12 for more information.